Schedule of average number of employee (Details) Pure in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Total	93	254	212
Sales and business development [member]
IfrsStatementLineItems [Line Items]
Total	11	13	13
Central services and management [member]
IfrsStatementLineItems [Line Items]
Total	18	29	35
Production [member]
IfrsStatementLineItems [Line Items]
Total	64	212	164